SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

a.      Accounting principles:

The consolidated financial statements were prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”).

b.      Use of estimates in preparation of financial statements:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The most significant estimates with regard to the Company`s consolidated financial statements relate to revenue recognition for projects that apply the percentage of completion measurement and goodwill impairment analysis.

c.      Business combination:

The Company applies the provisions of ASC 805, “Business Combination”, and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets.

Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from customer relationships and acquired technology from a market participant perspective, useful lives and discount rates. Management's estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

d.      Functional currency:

The currency of the primary economic environment in which the operations of the Company and certain subsidiaries are conducted is the U.S. dollar (“dollar” or “$”). Most of the Company’s and its non-German subsidiaries’ revenues are derived from sales which are denominated primarily in dollars. In addition, the majority of the Company’s cash reserves and investments are denominated in dollars. Thus, the functional currency of the Company and certain subsidiaries is the dollar.

The Company and certain subsidiaries’ transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

The currency of the primary economic environment in which the operations of the Company’s German subsidiaries, Message Mobile, aurenz and MIND CTI GmbH, are conducted is the Euro. Most of the revenues of the German subsidiaries, are denominated primarily in Euros. Thus, the functional currency of such subsidiaries is the Euro. For the purpose of consolidation of those subsidiaries, assets and liabilities are translated at year-end exchange rates and statement of operations’ items are translated at average exchange rates prevailing during the year. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders’ equity.

e.      Principles of consolidation:

The consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries.

Intercompany balances and transactions have been eliminated in consolidation. Profits from intercompany sales, not yet realized outside the Company and its subsidiaries, have also been eliminated.

f.      Segment reporting:

The chief operating decision maker (the “CODM”) of the Company is the Chief Executive Officer. The CODM reviews financial information about revenues and operating income for the purpose of allocating resources and evaluating financial performance. The Company has two reporting segments, see Note 11.

g.      Cash and cash equivalents:

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from the original date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents.

h.      Fair value of financial instruments:

The Company records part of its financial assets and liabilities at fair value. The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company recognizes transfers among Level 1, Level 2 and Level 3 classifications as of the actual date of the events or change in circumstances that caused the transfers.

The Company’s financial instruments, including cash, cash equivalents, short-term bank deposits, marketable securities, accounts receivable, accounts payable and accruals have carrying amounts which are equal or approximate their fair value due to the short-term maturity of these instruments.

The measurement of cash and cash equivalents and marketable securities are classified within Level 1.

i.       Short-term bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. These deposits are presented at cost and earn interest at market rates which present their fair value.

j.      Marketable securities:

Marketable securities are classified as “financial assets held at fair value through profit or loss” when held for trading or are designated upon initial recognition as financial assets at fair value through profit or loss.

Financial assets at fair value through profit or loss are shown at fair value. Any gain or loss arising from changes in fair value, including those originating from changes in exchange rates is recognized in profit or loss in the period in which the change occurred. Net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset.

The Company invests in highly rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated BBB- or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio, based on quoted prices in active markets.

k.      Leases:

The Company applies ASC 842, “Leases”. According to which, the Company first determines if an arrangement contains a lease and the classification of that lease, if applicable, at inception.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if certain criteria are met. Otherwise, a lease is classified as an operating lease. The Company concluded that all its lease contracts should be classified as operating leases.

Right of Use (“ROU”) assets and liabilities are recognized on the commencement date based on the present value of the remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company’s leases do not provide an implicit rate, the Company uses its Incremental Borrowing Rate (“IBR”) based on the information available on the commencement of the lease.

l.       Property and equipment:

These assets are stated at cost, less accumulated depreciation and amortization.

The assets are depreciated by the straight-line method, on basis of their estimated useful life which best reflects the pattern of use.

Annual rates of depreciation are as follows:

%
Computers and electronic equipment	15-33
Office furniture and equipment	6-7
Vehicles	15

Leasehold improvements are amortized by the straight-line method over the term of the lease, which is shorter than the estimated useful life of the improvements.

m.    Intangible assets:

Intangible assets with definite lives are amortized over their estimated useful lives using the straight-line method which best reflects the pattern of use, at the following annual periods ranges:

Years
Core technology	10.75
Customer relationships	5.75-8

The recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flow expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

During the years ended December 31, 2025, 2024 and 2023, no impairment losses have been identified with respect to intangible assets.

n.      Goodwill:

Goodwill reflects the excess of the purchase price of subsidiaries acquired in business combination transactions over the fair value of net assets acquired. Under ASC 350, “Intangibles – Goodwill and Others”, goodwill is not amortized but rather tested for impairment at least annually or more often if indicators of impairment are present.

Events or changes in circumstances that could trigger an impairment review include macroeconomic and other industry specific factors including, among others, a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of the Company’s use of the acquired assets or the strategy for its overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.

The Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying value, including goodwill. If, after assessing the totality of events or circumstances, the Company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, additional impairment testing is not required.

Alternatively, the Company may elect to proceed directly to the impairment test and bypass the qualitative assessment. Goodwill impairment is measured by comparing the fair value of a reporting unit with its carrying amount.

The Company operates in two operating segments: Billing and Related Services, and Messaging. The Company’s goodwill was allocated to those operating segments, each of which represents a whole separate reporting unit. As of December 31, 2025 and 2024, there is a balance of goodwill related to each of the Company’s operating segments (see Note 5b).

The Company performed the annual impairment tests as of September 30, 2025, 2024 and 2023 and has determined that it is not required to recognize an impairment loss. The impairment test was based on a valuation performed by management. Judgments and assumptions used in the discounted cash flow model which included projected net cash flows from operations, short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions.

o.      Income taxes:

The Company accounts for income taxes, in accordance with the provisions of ASC 740, “Income Taxes”, under the liability method of accounting. Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the year in which the differences are expected to reverse. Valuation allowances in respect of the deferred tax assets are provided for if, based upon the weight of available evidence, it is more likely than not that all or a portion of the deferred income tax assets will not be realized. Deferred tax liabilities and assets are classified as non-current.

For uncertain tax positions, the Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expenses.

p.     Revenue recognition:

The Company generates its revenues from software licensing, sales of professional services including integration and implementation, maintenance services, managed services and mobile messaging services.

The Company applies ASC 606, “Revenue from Contracts with Customers”. Under ASC 606, revenue is measured as the amount of consideration the Company expects to be entitled to, in exchange for transferring products or providing services to its customers and is recognized when performance obligations under the terms of contracts with the Company’s customers are satisfied. ASC 606 prescribes a five-step model for recognizing revenue from contracts with customers: (i) identify contract(s) with the customer; (ii) identify the separate performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the separate performance obligations in the contract; and (v) recognize revenue when (or as) each performance obligation is satisfied.

Deferred revenues include unearned amounts received from customers (mostly for ongoing maintenance and customizations performed for existing customers) but are not yet recognized as revenues. Such deferred revenues are recognized as described below.

The Company applies the provisions of ASC 606, as follows:

i)	Sale of standard licensed products

Revenue from perpetual licenses is classified as software license revenue. Software license revenue is recognized as a point in time upon transfer of control to the customer which usually occurs when the licensed product and the utility that enables the customer to access authorization keys is delivered, provided that a signed contract has been received.

ii)	Services

Revenues from ongoing maintenance and support fees are recognized over time on a pro-rated basis over the duration of the contract. Revenues earned from time and material arrangements, usually based on pre-agreed monthly rates, recognized over time, based on the duration of the contract and the service time provided to date.

Ongoing work on customizations performed for existing customers is generally provided on a fixed price basis and as such revenue is recognized when the related services are performed.

Contracts may include a combination of the Company’s various products and services offerings, software, consulting services, and maintenance. For contracts with multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct. Significant judgment may be required to identify distinct obligations within a contract.

The total transaction price is allocated to the individual performance obligations based on the ratio of the relative established standalone selling prices (SSP), or the Company’s best estimate of SSP, of each distinct product or service in the contract. Revenue is then recognized for each distinct performance obligation.

Measuring Progress towards Completion

Where a performance obligation is satisfied over time for an upgrade or implementation project that requires significant customer modifications and complex implementation, revenue is recognized over time, as the Company’s performance does not create an asset with an alternative use and the Company has an enforceable right to payment, including a reasonable profit, based on the percentage of completion using the input method. This method relies on the Company’s internal measure of progress, compared to the total effort to complete the modifications and implementation utilizing direct labor as the input measure. Estimates are based on the total number of hours performed on the project, compared to the total number of hours expected to complete the project. The estimate of the total number of hours to complete a project is inherently judgmental and depends upon the complexity of the work being undertaken, the customization being made to software and the customer environment being interfaced to. The scope of projects frequently changes, consequently, the judgement of total estimate at completion is subjected to a high level of review at all stages in a project life cycle.

Managed Services

Revenues from managed services include a monthly fee for services and a right to access the Company’s software and are recorded as service revenues. The Company does not provide the customer with the contractual right to take possession of the software at any time during the period under these contracts. The monthly fee is based mainly on the number of subscribers or customers’ business volume and the contracts include a minimum monthly charge. These revenues are recognized over time on a monthly basis when those services are satisfied.

iii)	Mobile Messaging Transactions

Certain of the Company’s subsidiaries in Germany provide mobile messaging services, via text messages (SMS) and IP (Internet Protocol) messaging channels. Revenues from mobile messaging services are recognized when the messaging service has been rendered, i.e., the messages are delivered to the recipient. The revenue amount is based on the price specified in the contract.

q.      Research and development expenses:

Pursuant to ASC 985-20, “Software - Costs of Software to be Sold, Leased, or Marketed”, development costs related to software products are expensed as incurred until the “technological feasibility” of the product has been established. Because of the relatively short time period between “technological feasibility” and product release, and the insignificant amount of costs incurred during such period, no software development costs have been capitalized.

r.       Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method over the requisite service period for the entire award, net of estimated forfeitures.

s.      Earnings per share (“EPS”):

Basic EPS is computed by dividing net income by the weighted average number of shares outstanding during the year, net of treasury shares.

Diluted EPS reflects the increase in the weighted average number of shares outstanding that would result from the assumed exercise of employee stock options, calculated using the treasury stock method.

t.      Treasury shares:

Treasury shares are presented as a reduction of shareholders’ equity, at their cost to the Company, under “Treasury shares”.

u.      Concentration of credit risks:

Most of the cash and cash equivalents, short-term deposits and marketable securities of the Company and its subsidiaries are deposited with Israeli, European and U.S. banks. The Company is not aware of any specific credit risks in respect of these banks.

The Company’s revenues have been generated from a large number of customers. Consequently, management believes the exposure to credit risks relating to accounts receivable is limited. The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for credit losses.

The following table sets forth activity in the Company’s allowance for credit losses for each of the years ended December 31, 2025, 2024 and 2023, respectively:

	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Balance at beginning of year	$408	$12	$70
Current-period allowance (reversal), net:	463	396	(58)
Write-offs charged against the allowance and revaluation	(863)	-	-
Balance at end of year	$8	$408	$12

v.      Recently adopted accounting pronouncements:

In December 2023, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU 2023-09”), “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-09 for the year ended December 31, 2025, and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new disclosure requirements, see Note 8 for further details.

w.     Recently issued accounting pronouncements not yet adopted:

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Topic 220): Disaggregation of Income Statement Expenses”, which requires disaggregated disclosure in the notes to the financial statements, of prescribed categories of expenses within relevant statement of operations captions. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the effect of adopting ASU 2024-03 on its disclosures.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”, which provides a practical expedient when estimating credit losses on accounts receivable and contract assets arising from transactions accounted for under ASC 606, “Revenue from Contracts with Customers”. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets. ASU 2025-05 is effective for annual periods beginning after December 15, 2025, and interim periods within those annual reporting periods. The Company is currently assessing the effect of adopting ASU 2025-05.

In September 2025, the FASB issued ASU 2025-06, “Intangibles - Goodwill and Other - Internal-Use Software (Topic 350-40): Targeted Improvements”. ASU 2025-06 provides updated guidance clarifying the capitalization of costs related to internal-use software, including enhanced guidance on cloud computing arrangements. ASU 2025-06 is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.